VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Communication Services: 3.4%
94,129		AT&T, Inc.	$2,683,618	1.4
61,965		Comcast Corp. – Class A	2,866,501	1.5
782,448		Vodafone Group PLC	1,037,085	0.5
			6,587,204	3.4

		Consumer Discretionary: 4.3%
1,127	(1)	Booking Holdings, Inc.	1,927,936	1.0
27,266		eBay, Inc.	1,420,559	0.7
125,530		General Motors Co.	3,714,433	1.9
27,586		Las Vegas Sands Corp.	1,287,163	0.7
			8,350,091	4.3

		Consumer Staples: 6.4%
72,236		Altria Group, Inc.	2,791,199	1.5
23,528		Archer-Daniels-Midland Co.	1,093,817	0.6
38,238		Kraft Heinz Co.	1,145,228	0.6
77,993		Philip Morris International, Inc.	5,848,695	3.0
23,563		Tyson Foods, Inc.	1,401,527	0.7
			12,280,466	6.4

		Energy: 8.5%
128,754		BP PLC ADR	2,248,045	1.2
89,797		Canadian Natural Resources Ltd.	1,439,126	0.7
48,516		Chevron Corp.	3,493,152	1.8
145,624		Devon Energy Corp.	1,377,603	0.7
58,656		Hess Corp.	2,400,790	1.3
348,314		Marathon Oil Corp.	1,424,604	0.7
128,882		Parsley Energy, Inc. - Class A	1,206,335	0.6
10,727		Pioneer Natural Resources Co.	922,415	0.5
149,790		Suncor Energy, Inc.	1,831,932	1.0
			16,344,002	8.5

		Financials: 22.8%
26,408		Allstate Corp.	2,486,049	1.3
52,697		Ally Financial, Inc.	1,321,114	0.7
141,918		American International Group, Inc.	3,907,003	2.0
273,836		Bank of America Corp.	6,596,709	3.4
92,787		Bank of New York Mellon Corp.	3,186,306	1.7
151,174		Citigroup, Inc.	6,517,111	3.4
76,423		Citizens Financial Group, Inc.	1,931,973	1.0
94,346		Fifth Third Bancorp	2,011,457	1.0
14,129		Goldman Sachs Group, Inc.	2,839,505	1.5
28,284		JPMorgan Chase & Co.	2,722,901	1.4
49,439		Metlife, Inc.	1,837,648	1.0
89,772		Morgan Stanley	4,340,476	2.3
7,874		PNC Financial Services Group, Inc.	865,431	0.4
25,922		State Street Corp.	1,537,952	0.8
75,550		Wells Fargo & Co.	1,776,180	0.9
			43,877,815	22.8

		Health Care: 15.7%
17,206		Anthem, Inc.	4,621,360	2.4
53,310		Bristol-Myers Squibb Co.	3,214,060	1.7
13,742		Cardinal Health, Inc.	645,187	0.3
41,574		CVS Health Corp.	2,427,922	1.3
32,886		Dentsply Sirona, Inc.	1,438,105	0.7
31,189		HCA Healthcare, Inc.	3,888,644	2.0
28,494	(1)	Henry Schein, Inc.	1,674,877	0.9
25,834		Johnson & Johnson	3,846,166	2.0
20,213		McKesson Corp.	3,010,322	1.6
81,020		Sanofi ADR	4,064,773	2.1
12,663		Universal Health Services, Inc.	1,355,194	0.7
			30,186,610	15.7

		Industrials: 13.3%
26,047		Caterpillar, Inc.	3,884,910	2.0
38,176		Eaton Corp. PLC	3,895,097	2.0
54,418		Emerson Electric Co.	3,568,188	1.9
18,418		FedEx Corp.	4,632,495	2.4
286,154		General Electric Co.	1,782,740	0.9
81,559		Johnson Controls International plc	3,331,685	1.8
73,316		Textron, Inc.	2,645,975	1.4
14,132		Trane Technologies PLC	1,713,505	0.9
			25,454,595	13.3

		Information Technology: 11.9%
36,655		CDK Global, Inc.	1,597,792	0.8
92,621		Cisco Systems, Inc.	3,648,341	1.9
54,639		Cognizant Technology Solutions Corp.	3,793,039	2.0
70,271		Intel Corp.	3,638,632	1.9
16,745		Microsoft Corp.	3,521,976	1.8
24,072		NXP Semiconductor NV - NXPI - US	3,004,426	1.6
31,604		Qualcomm, Inc.	3,719,159	1.9
			22,923,365	11.9

		Materials: 5.3%
85,012		CF Industries Holdings, Inc.	2,610,719	1.4
99,115		Corteva, Inc.	2,855,503	1.5
27,705		DowDuPont, Inc.	1,537,073	0.8
76,157		International Paper Co.	3,087,405	1.6
			10,090,700	5.3

		Real Estate: 0.7%
129,227		Host Hotels & Resorts, Inc.	1,394,360	0.7

		Utilities: 3.0%
84,748		Exelon Corp.	3,030,589	1.6
139,540		Vistra Corp.	2,631,724	1.4
			5,662,313	3.0

	Total Common Stock
	(Cost $192,111,265)		183,151,521	95.3

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Mutual Funds: 4.9%
9,395,150	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $9,395,150)	$9,395,150	4.9

	Total Short-Term Investments
	(Cost $9,395,150)	9,395,150	4.9

	Total Investments in Securities (Cost $201,506,415)	$192,546,671	100.2
	Liabilities in Excess of Other Assets	(367,273)	(0.2)
	Net Assets	$192,179,398	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,550,119	$1,037,085	$–	$6,587,204
Consumer Discretionary	8,350,091	–	–	8,350,091
Consumer Staples	12,280,466	–	–	12,280,466
Energy	16,344,002	–	–	16,344,002
Financials	43,877,815	–	–	43,877,815
Health Care	30,186,610	–	–	30,186,610
Industrials	25,454,595	–	–	25,454,595
Information Technology	22,923,365	–	–	22,923,365
Materials	10,090,700	–	–	10,090,700
Real Estate	1,394,360	–	–	1,394,360
Utilities	5,662,313	–	–	5,662,313
Total Common Stock	182,114,436	1,037,085	–	183,151,521
Short-Term Investments	9,395,150	–	–	9,395,150
Total Investments, at fair value	$191,509,586	$1,037,085	$–	$192,546,671
Other Financial Instruments+
Forward Foreign Currency Contracts	–	54,167	–	54,167
Total Assets	$191,509,586	$1,091,252	$–	$192,600,838
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,230)	$–	$(3,230)
Total Liabilities	$–	$(3,230)	$–	$(3,230)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,864,433	GBP 1,431,228	CIBC World Markets Corp.	10/09/20	$17,572
USD 2,038,642	CAD 2,685,936	CIBC World Markets Corp.	10/09/20	21,446
USD 2,007,462	EUR 1,701,699	CIBC World Markets Corp.	10/09/20	11,999
CAD 66,375	USD 50,386	Deutsche Bank AG	10/09/20	(537)
USD 45,172	EUR 38,276	Deutsche Bank AG	10/09/20	288
EUR 38,276	USD 44,833	Deutsche Bank AG	10/09/20	51
GBP 26,336	USD 33,833	Goldman Sachs International	10/09/20	151
CAD 51,662	USD 38,625	Goldman Sachs International	10/09/20	174
USD 76,707	EUR 64,884	Goldman Sachs International	10/09/20	623
USD 53,696	CAD 70,633	RBC Capital Markets Corp.	10/09/20	649
CAD 237,049	USD 180,202	RBC Capital Markets Corp.	10/09/20	(2,173)
GBP 61,797	USD 78,728	RBC Capital Markets Corp.	10/09/20	1,015
GBP 33,856	USD 43,744	RBC Capital Markets Corp.	10/09/20	(56)
CAD 108,553	USD 81,607	RBC Capital Markets Corp.	10/09/20	(81)
CAD 76,311	USD 57,358	RBC Capital Markets Corp.	10/09/20	(47)
USD 63,616	CAD 85,153	RBC Capital Markets Corp.	10/09/20	(336)
CAD 108,269	USD 81,336	RBC Capital Markets Corp.	10/09/20	199
				$50,937

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $204,324,836.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$15,318,821
Gross Unrealized Depreciation	(27,043,281)
Net Unrealized Depreciation	$(11,724,460)